Annual Total Returns- DWS Multi-Asset Conservative Allocation Fund (Class ACS) [BarChart] - Class ACS - DWS Multi-Asset Conservative Allocation Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	10.79%	(1.27%)	11.12%	11.28%	3.64%	(1.76%)	3.53%	10.63%	(6.37%)	16.10%